Fair Value of Financial Assets and Liabilities - Additional Information (Detail) - USD ($)	Aug. 02, 2019	Dec. 31, 2019	Dec. 31, 2018	May 02, 2017
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Long-term debt, net		$ 40,176,000	$ 3,640,000
Silicon Valley Bank [Member] | 2019 Term Loan [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Term loan, principal amount	$ 40,000,000.0
Long-term debt, net	40,000,000.0
Silicon Valley Bank And MidCap Financial Funding XIII Trust [Member] | 2019 Term Loan [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Repayments of lines of credit	$ 7,700,000
2024 Convertible Notes [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Term loan, principal amount		$ 201,300,000		$ 201,300,000
Fair value of liability				136,700,000
Unamortized debt discount				$ 64,500,000
Debt instrument interest rate		3.375%		3.375%
Estimated fair value of Convertible Notes		$ 215,700,000